Financial Statements Schedule: Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure Of Details Of Valuation And Qualifying Accounts

	January 1	Additions charged to expense	Deduction / Write-offs	December 31
	NT$000	NT$000	NT$000	NT$000
Year of 2017 :
Allowance for impairment of property, plant and equipment	359,270	956	(39,771)	320,455
Allowance for impairment of obsolescence and decline in market value of inventories	154,841	—	(101,127)	53,714
Year of 2018 :
Allowance for impairment of property, plant and equipment	320,455	—	(2,862)	317,593
Allowance for impairment of obsolescence and decline in market value of inventories	53,714	—	(17,557)	36,157
Year of 2019 :
Allowance for impairment of property, plant and equipment	317,593	9,938	(134,191)	193,340
Allowance for impairment of obsolescence and decline in market value of inventories	36,157	27,341	—	63,498